Stock Options	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock Options
14. Stock Options
Effective May 11, 2021 the Company established the Bowman Consulting Group Ltd. 2021 Omnibus Equity Incentive Plan (“the Plan”). The plan is administered by the Board of Directors through which they can grant stock options, including Incentive Stock Options (“ISO”), and non-qualified
stock options (“NQSO”). The purpose of the Plan is to grant equity incentive awards to eligible participants to attract, motivate and retain key personnel. The Plan supersedes and replaces any prior plan for stock options except that the prior plan shall remain in effect with respect to options granted under such prior plan until such options have been exercised, expired or canceled.
The number of shares for which each option shall be granted, whether the option is an ISO or NQSO, the option price, the exercisability of the option, and all other terms and conditions of the option are determined by the Board at the time the option is granted. The options generally vest over a period between two and five years.
For the nine months ended September 30, 2021, no new option shares were granted.
A summary of the status of stock options exercised, including the substantive options discussed in Note 3, is as follows:

	Number of shares	Weighted Average Exercise Price
Outstanding at January 1, 2021	53,277	$5.87
Granted	—	—
Exercised	(33,276)	5.64
Expired or cancelled	—	—

Outstanding at September 30, 2021	20,001	$6.25

The following summarizes information about options outstanding and exercisable at January 1, 2021 and September 30, 2021:

	Options Outstanding and Exercisable
	Exercise Price	Total Outstanding	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price	Total Exercisable
January 1, 2021	$6.37	53,277	4.5	$5.87	53,277
September 30, 2021	$6.57	20,001	5.0	$6.25	20,001
The intrinsic value of these options on September 30, 2021 and December 31, 2020 was $7.18 and $6.43, respectively.
The Company received cash payments of $14,855 and $42,140 from the exercise of options under the Stock Option Plan in the three and nine months ended September 30, 2021.
The Company did not record any compensation costs related to stock options during the three and nine months ended September 30, 2021.
As of September 30, 2021, there is no unrecognized compensation costs related to non-vested
share-based compensation arrangements granted under the Stock Option Plan. The remaining unexercised shares are from substantive options in which the non-recourse
notes may be
pre-paid,
therefore the Company recognized the total calculated compensation expense at the time of issuance.

17. Stock Options
In 2001, the Company established the Bowman Consulting Group Ltd. Stock Option Plan (the Stock Option Plan), which allows for issuance of Incentive Stock Options (ISO) and
Non-Qualified
Stock Options (NQSO).
The number of shares for which each option shall be granted, whether or not the option is an ISO or NQSO, the option price, the exercisability of the option, and all other terms and conditions of the option are determined by the Board at the time the option is granted. The options generally vest over a period between two and five years.
For the year ended December 31, 2019 and 2020, 111,982 and 7,434 NQSOs were granted, respectively, including both nominal and substantive options. Options are valued using the Black-Scholes-Merton Option Pricing Model. The assumptions used to value the options granted include:

	December 31, 2019	December 31, 2020
Expected volatility	39.0%	25.0%
Expected dividend yield	0.0%	0.0%
Expected option term (in years)	2.5	5.0
Risk-free interest rate	2.6%	2.5%
The expected volatility of the options granted was estimated using the historical volatility of share prices of publicly traded companies within the same or similar industry as a substitute for the historical volatility of the Company’s common shares, which is not determinable without an active external or internal market. The expected dividends are based on the Company’s historical estimated issuance and management’s expectations for dividend issuance in the future. The expected term of options granted represents the expected period of time for which options granted remain outstanding. The risk-free interest rate for periods within the expected life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.
A summary of the status of stock options granted, including the substantive options discussed in Note 3, is as follows:

	Number of shares	Weighted Average Exercise Price
Outstanding at January 1, 2019	2,950	0.34
Granted	111,982	3.15
Exercised	(55,578)	0.58
Expired or cancelled	(2,950)	0.34

Outstanding at December 31, 2019	56,404	$5.68

Granted	7,434	7.34
Exercised	(10,561)	5.92
Expired or cancelled	—	—

Outstanding at December 31, 2020	53,277	$5.87

The following summarizes information about options outstanding and exercisable at December 31, 2019 and December 31, 2020:

	Options Outstanding and Exercisable
	Exercise Price	Total Outstanding	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price	Total Exercisable
December 31, 2019	$6.00	56,404	4.5	$5.68	56,404
December 31, 2020	$6.37	53,277	4.5	$5.87	53,277
The intrinsic value of these options on December 31, 2019 and December 31, 2020 was $89.59 and $189.77, respectively.
The Company recorded $121,248 and $22,443 of compensation cost related to stock options associated with the issuance of non-recourse,
stock subscription notes during the years ended December 31, 2019 and 2020, respectively.
The Company received cash payments of $32,555 and $62,907 from the exercise of options under the Stock Option Plan in the years ended December 31, 2019 and 2020, respectively.
As of December 31, 2019 and 2020, the total unrecognized compensation costs related to non-vested
share-based compensation arrangements granted under the Stock Option Plan were immaterial.